Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ in Thousands, item in Millions				1 Months Ended	5 Months Ended	12 Months Ended
	May 15, 2024 USD ($)	Nov. 08, 2021 USD ($) aircraft	Jun. 28, 2019 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2024 USD ($) kg item $ / item	Dec. 31, 2023 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						$ 235,712	$ 161,622
Carrasco International Airport and New Airports
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period	10 years
Investment projects amount	$ 7,600
Investment Commitments	3,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		$ 67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | Later than one year and not later than two years
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						13,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2023
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						32,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2024
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						18,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2028
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure						4,000
Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures			$ 35,000
Minimum annual concession fee			500	$ 649	$ 611
Construction completion guarantee			1,000
Concession contract fulfilment guarantee			$ 400
URUGUAY
Contingencies, commitments and restrictions on the distribution of profits
Incremental capital expenditures						$ 3,900
Number of passengers to determine additional fees | item						1.5
Period for performance guarantee returned after expiration of concession agreement						6 months
URUGUAY | Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Contingencies, commitments and restrictions on the distribution of profits
Invest cargo amount	$ 5,500
URUGUAY | Puerta del sur
Contingencies, commitments and restrictions on the distribution of profits
Number of regional airports | aircraft		6
Incremental capital expenditures						$ 13,200
Annual fee required to pay government higher of stated amount as per first condition						$ 5,829
Annual fee required to pay government, number of work units required, as per second condition | kg						100
Annual fee required to pay government, per unit value required, as per second condition | $ / item						0.00536
Additional guarantee granted						$ 4,700
Performance guarantee						7,600
Minimum coverage amount						250,000
Amount covered by insurance						$ 300,000
Period to incur additional capital expenditures						5 years
URUGUAY | Punta del Este
Contingencies, commitments and restrictions on the distribution of profits
Amount covered by insurance						$ 365,000